UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock International Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$855,205,080
Total Investments (Cost - $855,205,080) – 100.1%	855,205,080
Liabilities in Excess of Other Assets – (0.1)%	(862,972)
Net Assets – 100.0%	$854,342,108

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $855,205,080 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2012, the Fund's investment in the Portfolio was classified as Level 2.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2012	1

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.6%
Anheuser-Busch InBev NV	508,088	$30,892,300
Brazil — 2.9%
Itau Unibanco Holding SA, Preference Shares	448,844	9,022,093
OGX Petroleo e Gas Participacoes SA (a)	1,630,800	15,447,425
		24,469,518
Canada — 2.9%
Rogers Communications, Inc., Class B	637,783	24,520,330
China — 4.1%
China Life Insurance Co. Ltd.	4,862,000	14,271,613
Sands China Ltd. (a)	2,514,800	8,472,647
Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	9,328,860	12,515,037
		35,259,297
France — 10.3%
BNP Paribas SA	230,195	9,791,184
Sanofi-Aventis	532,821	39,504,868
Schneider Electric SA	443,444	27,610,160
Vallourec SA	170,606	11,547,836
		88,454,048
Germany — 6.7%
Daimler AG, Registered Shares	299,696	16,633,900
Infineon Technologies AG	1,910,638	17,509,085
Linde AG	145,880	23,198,012
		57,340,997
India — 1.9%
ICICI Bank Ltd. - ADR	446,700	16,175,007
Israel — 1.2%
Teva Pharmaceutical Industries Ltd. - ADR	217,089	9,797,227
Japan — 13.3%
Makita Corp.	361,700	13,687,965
NTT DOCOMO, Inc.	11,741	20,878,312
NIDEC Corp.	263,100	25,206,190
Nissan Motor Co. Ltd.	2,180,900	20,660,323
Nitto Denko Corp.	456,800	16,255,433
Tokyo Electron Ltd.	293,900	16,753,872
		113,442,095
Netherlands — 1.3%
ING Groep NV CVA (a)	1,246,316	11,370,874
Singapore — 1.3%
Noble Group Ltd.	10,085,000	10,764,520
South Africa — 2.3%
MTN Group Ltd.	1,145,876	19,495,730

Common Stocks	Shares	Value
South Korea — 1.6%
LG Chem Ltd.	42,290	$14,039,472
Sweden — 2.5%
Hennes & Mauritz AB, B Shares	650,848	21,324,079
Switzerland — 10.8%
Novartis AG, Registered Shares	706,184	38,326,967
Roche Holding AG	82,336	13,968,668
The Swatch Group Ltd., Bearer Shares	50,847	21,512,708
UBS AG, Registered Shares (a)	1,378,902	18,812,639
		92,620,982
Taiwan — 1.2%
MediaTek, Inc.	1,082,000	10,337,092
United Kingdom — 20.5%
BG Group Plc	1,142,095	25,734,354
HSBC Holdings Plc	2,550,377	21,308,688
Imperial Tobacco Group Plc	761,582	27,274,013
Reckitt Benckiser Group Plc	593,854	31,636,372
Rio Tinto Plc	321,263	19,353,309
Standard Chartered Plc	764,737	18,482,068
Tullow Oil Plc	760,208	16,697,888
Vodafone Group Plc	5,519,449	14,886,834
		175,373,526
United States — 9.6%
Activision Blizzard, Inc.	2,177,966	26,876,100
Google, Inc., Class A (a)	21,233	12,317,476
Lam Research Corp. (a)	393,307	16,750,945
Liberty Global, Inc. (a)	277,454	12,729,590
Veeco Instruments, Inc. (a)	551,710	13,467,241
		82,141,352
Total Long-Term Investments (Cost – $815,414,823) – 98.0%		837,818,446

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	50,691,016	50,691,016
Total Short-Term Securities (Cost – $50,691,016) – 5.9%		50,691,016
Total Investments (Cost - $866,105,839*) 103.9%		888,509,462
Liabilities in Excess of Other Assets – (3.9)%		(33,304,382)
Net Assets – 100.0%		$855,205,080

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Master International Portfolio

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$885,436,651
Gross unrealized appreciation	$45,442,352
Gross unrealized depreciation	(42,369,541)
Net unrealized appreciation	$3,072,811

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,233,486	26,457,530	50,691,016	$9,901

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,400,238	JPY	489,168,929	Citibank NA	2/03/12	$(17,617)
ZAR	13,110,942	USD	1,682,184	State Street Global Markets LLC	2/07/12	(5,829)
AUD	32,425,000	USD	33,139,161	Citibank NA	4/19/12	996,825
Total						$973,379

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JANUARY 31, 2012	2

Schedule of Investments (concluded)	BlackRock Master International Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$30,892,300	—	$30,892,300
Brazil	$24,469,518	—	—	24,469,518
Canada	24,520,330	—	—	24,520,330
China	—	35,259,297	—	35,259,297
France	—	88,454,048	—	88,454,048
Germany	—	57,340,997	—	57,340,997
India	16,175,007	—	—	16,175,007
Israel	9,797,227	—	—	9,797,227
Japan	—	113,442,095	—	113,442,095
Netherlands	—	11,370,874	—	11,370,874
Singapore	—	10,764,520	—	10,764,520
South Africa	—	19,495,730	—	19,495,730
South Korea	—	14,039,472	—	14,039,472
Sweden	—	21,324,079	—	21,324,079
Switzerland	—	92,620,982	—	92,620,982
Taiwan	—	10,337,092	—	10,337,092
United Kingdom	—	175,373,526	—	175,373,526
United States	82,141,352	—	—	82,141,352
Short-Term Securities	50,691,016	—	—	50,691,016
Total	$207,794,450	$680,715,012	—	$888,509,462

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$996,825	—	$996,825
Liabilities:
Foreign currency exchange contracts	—	(23,446)	—	(23,446)
Total	—	$973,379	—	$973,379

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MASTER INTERNATIONAL PORTFOLIO	JANUARY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2012